UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      March 31, 2009
Ended:
                                           -----------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Marshfield Associates
       -------------------------------------------------
         21 Dupont Circle, NW
       -------------------------------------------------
         Washington, DC 20036
       -------------------------------------------------

Form 13F File Number:    28-03998
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kimberly Vinick
        -----------------------------------------
Title:    Chief Compliance Officer
        -----------------------------------------
Phone:    (202) 828-6207
        -----------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kimberly Vinick             Washington, DC            May 15, 2009
-----------------------------   -----------------------   ----------------------
         [Signature]                 [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              -----------------------------

Form 13F Information Table Entry Total:                    21
                                              -----------------------------

Form 13F Information Table Value Total:                 653,324
                                              -----------------------------
                                                      (thousands)

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

Marshfield Associates
FORM 13F
31 March 09

                                                                                                           Voting Authority
                                                                                                           ----------------
                                  Title of                      Value    Shares/    Sh/   Put/   Invstmt     Other
        Name of Issuer              class         CUSIP       (x$1000)   Prn Amt    Prn   Call   Dscretn    Managers      Sole
------------------------------    ----------   -----------    --------   -------    ---   ----   -------   -----------  --------
Berkshire Hathaway Class A           COM        084670108       20721        239     SH           Sole                       239
Berkshire Hathaway Class B           COM        084670207       37069      13145     SH           Sole                     13145
Brown & Brown, Inc.                  COM        115236101       63256    3345112     SH           Sole                   3345112
Burlington Northern Santa Fe Corp.   COM        12189T104       28692     477005     SH           Sole                    477005
Fairfax Financial Hldgs LTD          COM        303901102       48287     185362     SH           Sole                    185362
Fastenal Co                          COM        311900104        7953     247328     SH           Sole                    247328
HomeFed Corp                         COM        43739D307         362      24142     SH           Sole                     24142
Johnson & Johnson                    COM        478160104        5787     110026     SH           Sole                    110026
Leucadia National Corporation        COM        527288104       34166    2294539     SH           Sole                   2294539
MDC Holdings                         COM        552676108        6549     210317     SH           Sole                    210317
Markel Corp                          COM        570535104        2912      10257     SH           Sole                     10257
Martin Marietta Materials            COM        573284106       44851     565592     SH           Sole                    565592
Moody's Corp.                        COM        615369105       17644     769790     SH           Sole                    769790
NVR Inc.                             COM        62944T105       30728      71836     SH           Sole                     71836
Odyssey Re Holdings                  COM        67612W108      108279    2854700     SH           Sole                   2854700
OneBeacon Insurance Group LT         COM        G67742109       11584    1199214     SH           Sole                   1199214
US Bancorp                           COM        902973304       21456    1468582     SH           Sole                   1468582
Vulcan Materials Co                  COM        929160109       19887     449009     SH           Sole                    449009
Wells Fargo & Company                COM        949746101       51488    3615735     SH           Sole                   3615735
White Mountains Insurance Group      COM        G9618E107        8353      48588     SH           Sole                     48588
YUM! Brands Inc                      COM        988498101       83301    3031331     SH           Sole                   3031331


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